Other current assets	6 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
Other current assets

11. Other current assets

	June 30, 2024	December 31, 2023
	€	€
Prepayments	5,921,334	4,959,889
Other assets	—	620,815
	5,921,334	5,580,704

Prepayments mainly relate to prepaid insurance, sign-on bonus to personnel, prepaid research and development expenses and rent.

Other assets for the year ended December 31, 2023, primarily consisted of deferred transaction costs related to the Group’s in-process equity financing (refer to note 13). The Company deferred the transaction costs related to any in-process financing. Upon recognition of the equity instruments, the related transaction costs are deducted from share premium.